Note 17 - Subsequent events (Detail) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended
	Nov. 16, 2011	Sep. 20, 2011	Apr. 08, 2011	Feb. 28, 2013	Oct. 24, 2011	Sep. 28, 2011	Mar. 22, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 25, 2013	Apr. 04, 2011	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 Scenario, Forecast [Member]	Dec. 31, 2012 Cash Bonus Upon Company Completing $5.0 Million Gross Proceeds [Member]	Dec. 31, 2012 Cash Bonus Upon Final Patient Enrolled in dermaPACE Phase III Clinical Trial [Member]	Dec. 31, 2012 Cash Bonus Upon Receipt of FDA Approval for Use of dermaPACE [Member]	Dec. 31, 2012 Cash Bonus Upon Execution of Distribution Agreement [Member]	Dec. 31, 2012 Vested at Grant Date [Member]	Dec. 31, 2012 Upon Achieveing All Milestones During Initial Two Year Term and the Term is Not Extended by Company [Member]	Dec. 31, 2014 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Executive Officer [Member]
Proceeds from Secured Notes Payable								$ 430,000				$ 1,570,000
Debt Instrument, Increase, Accrued Interest								8,516	166,618
Maximum Amount of Secured Notes Authorized to Issue								2,000,000
Senior Secured Notes Sold								60,000
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)								4,000,000				2,243,644	3,900,000									2,250,000
Share Price (in Dollars per share)								$ 0.25						$ 0.35
Aggregate Sales Price for Common Stock								1,000,000
Proceeds from Issuance of Common Stock								25,000				75,000
Stock Issued During Period, Shares, New Issues (in Shares)			2,804,593	100,000			173,000	100,000				300,000
Receivable from Shareholders or Affiliates for Issuance of Capital Stock													975,000
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants												2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)			4.00								4.00	0.35
Warrants, Vested During Period (in Shares)								1,700,000		300,000
Capital Raise Threshold for Vesting of Warrants								5,000,000				4,000,000
Number of Warrants To be Issued (in Shares)								1,000,000
Warrants Term												5 years
New CEO Term								2 years
Extendable New CEO Term								1 year
Officers' Compensation																				225,000	200,000
Cash Bonus for New CEO														35,000	25,000	25,000	25,000
Gross Proceeds Threshold for Cash Bonus														5,000,000			1,000,000
Cash Receipt Threshold for Cash Bonus								$ 250,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 1.60	$ 2.95			$ 1.98	$ 2.85		$ 0.23	$ 2.00			$ 0.35										$ 0.35
(in Shares)								1,901,722	943,084					375,000		375,000	375,000	375,000	750,000
(in Shares)								1,901,722	943,084					375,000		375,000	375,000	375,000	750,000
(in Shares)								1,901,722	943,084					375,000		375,000	375,000	375,000	750,000
(in Shares)								1,901,722	943,084					375,000		375,000	375,000	375,000	750,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	25,000							5,000,000				8,500,000
Stock Issued During Period, Shares, Share-based Compensation, Forfeited (in Shares)												1,113,644
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price (in Dollars per share)												$ 2.92